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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2012

                Check here if Amendment [ ]; Amendment Number:

            This Amendment (check only one.)   [ ] is a restatement
                                               [ ] adds new holdings entries.

             Institutional Investment Manager Filing this Report:

                      BOULDER INVESTMENT ADVISERS, L.L.C.
                                    (Name)

                          2344 Spruce Street, Suite A
                            Boulder, Colorado 80302
                                   (Address)

                        Form 13F File Number: 28-10970

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen C. Miller
Title:    President
Phone:    (303) 444-5483

Signature, Place, and Date of Signing:

___   /s/ Stephen C. Miller   ______     Boulder, Colorado   November 14, 2012
            (Signature)                     (City, State)        (Date)

Report Type (Check only one.):

[] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name

028-10971               Stewart West Indies Trading Co., Ltd. (d/b/a Stewart
                        Investment Advisers)